Share Capital (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
Schedule of Options Granted to Employees and Directors

The following table summarizes the activity in options granted to employees and directors for the six months period ended June 30, 2026:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the period	162,721	$56.40	3.75	$-
Expired	46,074	58.40	-	-
Forfeited	3,038	31.30	-	-
Options outstanding at the end of the period	113,609	$56.20	4.21	$-
Options exercisable at the end of the period	108,456	$57.00	4.01	$-

The following table summarizes the activity in options granted to consultants for the six months period ended June 30, 2026:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the period	4,700	$35.10	8.63	$-
Expired	-	-	-	-
Options outstanding at the end of the period	4,700	$35.10	8.13	$-
Options exercisable at the end of the period	1,000	$45.10	8.25	$-

Schedule of Activity in RSUs Granted to Employees and Consultants

The following table summarizes the activity in RSUs granted to employees and consultants under the 2024 Plan for the six months period ended June 30, 2026:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at the beginning of the period	43,373	$39.30
Granted	3,000	12.30
Vested and settled into ordinary shares	4,049	-
Forfeited	2,150	-
Unvested at the end of the period	40,174	$35.70

Schedule of Share-Based Compensation	The following table illustrates the effect of share-based compensation on the statements of operations:

	Six months ended June 30
	2026	2025
Cost of revenue	$-	$-
Research and development	192	251
General, administrative and marketing	153	487
	$345	$738